Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Acquisitions, divestitures and exchanges
Goodwill	$ 20,364,000	[1]	$ 68,622,000	[1]
Licenses	122,690,000		35,218,000
Intangible assets subject to amortization	20,300,000	[2]	33,746,000	[2]
Net tangible assets (liabilities)	5,462,000		(11,760,000)
Purchase price	168,816,000	[3]	125,826,000	[3]
Amortizable goodwill acquired			700,000
Weighted average useful life, acquired finite lived intangibles	8 years 1 month		8 years
Gain (loss) on investment	(3,718,000)		24,103,000
U.S. Cellular
Acquisitions, divestitures and exchanges
Gain (loss) on investment	(3,718,000)		11,373,000
U.S. Cellular | Licenses
Acquisitions, divestitures and exchanges
Licenses	122,690,000		4,406,000
Purchase price	122,690,000	[3]	4,406,000	[3]
U.S. Cellular | Licenses | 700 MHz Agreement 1
Acquisitions, divestitures and exchanges
Licenses	34,000,000
Date of acquisition	Aug. 15, 2012
Description of acquired entity	On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.
U.S. Cellular | Licenses | 700 MHz Agreement 2
Acquisitions, divestitures and exchanges
Licenses	57,700,000
Date of acquisition	Nov. 20, 2012
Description of acquired entity	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
U.S. Cellular | Businesses
Acquisitions, divestitures and exchanges
Licenses			15,592,000	[4],[5]
Intangible assets subject to amortization			2,252,000	[2],[4],[5]
Net tangible assets (liabilities)			6,728,000	[4],[5]
Purchase price			24,572,000	[3],[4],[5]
Purchase price allocation and valuation technique			an income approach valuation method
Date of acquisition			May 09, 2011
Description of acquired entity			On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method. The gain was recorded in Gain (loss) on investment in the Consolidated Statement of Operations in 2011.
Cash paid to acquire			24,600,000
Ownership interest in equity method investment			49.00%
Gain on equity investment remeasurement			13,400,000
Fair value equity investment prior to acquisition			25,700,000
TDS Telecom HMS | Businesses
Acquisitions, divestitures and exchanges
Goodwill	20,364,000	[1]	68,107,000	[1]
Intangible assets subject to amortization	20,300,000	[2]	28,300,000	[2]
Net tangible assets (liabilities)	5,462,000		(542,000)
Purchase price	46,126,000	[3]	95,865,000	[3]
Acquired entity	Vital Support Systems, LLC ("Vital")		OneNeck IT Services Corporation ("OneNeck")
Date of acquisition	Jun. 11, 2012		Jul. 01, 2011
Voting stock acquired	100.00%		100.00%
Description of acquired entity	On June 11, 2012, TDS paid $45.0 million in cash, plus subsequent working capital adjustments of $1.1 million, to purchase 100% of the outstanding shares of Vital Support Systems, LLC (“Vital”). Vital is an information technology solutions provider whose service offerings complement the TDS HMS portfolio of products. Vital is included in the TDS Telecom HMS segment for reporting purposes.		On July 1, 2011, TDS paid $95.0 million in cash, plus a subsequent working capital adjustment of $0.9 million, to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck”). OneNeck is a provider of hosted application management and managed IT hosting services to middle market businesses. The acquisition of OneNeck is expected to complement TDS’ existing Hosted and Managed Services and is included in the HMS segment for reporting purposes.
Cash paid to acquire	45,000,000		95,000,000
Working capital adjustment	1,100,000		900,000
Non-Reportable Segment | Businesses
Acquisitions, divestitures and exchanges
Goodwill			515,000	[1]
Licenses			15,220,000
Intangible assets subject to amortization			3,194,000	[2]
Net tangible assets (liabilities)			(17,946,000)
Purchase price			983,000	[3]
Purchase price allocation and valuation technique			an income approach valuation method
Acquired entity			Airadigm Communications, Inc. ("Airadigm")
Date of acquisition			Sep. 23, 2011
Voting stock acquired			63.00%
Description of acquired entity			On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method. TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain (loss) on investment in the Consolidated Statement of Operations for year ended December 31, 2011. Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011. Airadigm operates independently from U.S. Cellular and at this time there are no plans to combine the operations of these subsidiaries. Airadigm’s financial results are included in “Non-Reportable segment” for reporting purposes.
Intercompany note			15,500,000
Gain (loss) on investment			12,700,000
Fair value, noncontrolling interest of acquired entity			400,000
Debt assumed from acquisition			$ 32,700,000

[1]	In 2012, the entire amount of Goodwill was amortizable for income tax purposes. In 2011, $0.7 million of acquired Goodwill was amortizable for income tax purposes.
[2]	The weighted average amortization period for Intangible assets subject to amortization was 8.1 years in 2012 and 8.0 years in 2011.
[3]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[4]	Includes only the acquired interest and does not include amounts attributable to U.S. Cellular’s pre-existing noncontrolling interest described above in this Note 7.
[5]	Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet as of December 31, 2011.